    As filed with the Securities and Exchange Commission on September 26, 2007
                                                     1933 Act File No. 333-
                                                     1940 Act File No. 811-22056


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933 [ ]
                       PRE-EFFECTIVE AMENDMENT NO.    [ ]
                      POST-EFFECTIVE AMENDMENT NO. 1  [X]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO. 3     [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

            JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND
          ------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     601 CONGRESS STREET, BOSTON, MA 02210
            -------------------------------------------------------
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-800-344-1029
      -------------------------------------------------------------------

                               THOMAS M. KINZLER
                     601 CONGRESS STREET, BOSTON, MA 02210
                  -------------------------------------------
                    NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

           GEORGE J. ZORNADA, ESQ.                               THOMAS A. HALE, ESQ.
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP          SKADDEN, ARPS, SLATE MEAGHER & FLOM LLP
              ONE LINCOLN STREET                                 333 WEST WACKER DRIVE
              BOSTON, MA 02211                                  CHICAGO, ILLINOIS 60606


      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

      [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement for the same offering is 333-142307.

      If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

      It is proposed that this filing will become effective (check appropriate box): [ ] when declared effective pursuant to Section 8(c)

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                              PROPOSED          PROPOSED
                                         AMOUNT BEING         MAXIMUM            MAXIMUM            AMOUNT OF
                                          REGISTERED          OFFERING          AGGREGATE       REGISTRATION FEES
TITLE OF SECURITIES BEING REGISTERED          (1)          PRICE PER UNIT    OFFERING PRICE          (1)(2)
                                                                (1)                (1)
Common Shares of Beneficial                1,065,000         $20.00            $21,300,000            $653.91
Interest, $0.01 par value

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2) Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

                      ------------------------------------

      This Registration Statement is being filed by the John Hancock Tax-Advantaged Global Shareholder Yield Fund (the "Registrant") pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant's Registration Statement on Form N-2 and all amendments thereto (File No. 333-142307) declared effective on September 25, 2007 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                                     NOTICE


     A copy of the Agreement and Declaration of Trust of John Hancock Tax-Advantaged Global Shareholder Yield Fund is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 25th day of September 2007.

                                       JOHN HANCOCK TAX-ADVANTAGED GLOBAL
                                       SHAREHOLDER YIELD FUND

                                       By: /s/ Keith F. Hartstein*
                                           -------------------------------------
                                           Keith F. Hartstein
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                     Title                              Date
--------------------------------------        -----------------------------      ------------------

/s/Keith F. Hartstein*                        President and Chief Executive      September 25, 2007
--------------------------------------        Officer
Keith F. Hartstein

/s/Gordon M. Shone *                          Treasurer                          September 25, 2007
--------------------------------------
Gordon M. Shone

/s/Ronald R. Dion*                            Chairman and Trustee               September 25, 2007
--------------------------------------
Ronald R. Dion

/s/James R. Boyle*                            Trustee                            September 25, 2007
--------------------------------------
James R. Boyle

/s/James F. Carlin*                           Trustee                            September 25, 2007
--------------------------------------
James F. Carlin

/s/William H. Cunningham*                     Trustee                            September 25, 2007
--------------------------------------
William H. Cunningham

/s/Charles L. Ladner*                         Trustee                            September 25, 2007
--------------------------------------
Charles L. Ladner

/s/John A. Moore*                             Trustee                            September 25, 2007
--------------------------------------
John A. Moore

/s/Patti McGill Peterson*                     Trustee                            September 25, 2007
--------------------------------------
Patti McGill Peterson

/s/Steven R. Pruchansky*                      Trustee                            September 25, 2007
--------------------------------------
Steven R. Pruchansky

*By: /s/ George Boyd
     ---------------------------------
     George Boyd (As Attorney-in-Fact)
